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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John Chilton, Esq.

Sullivan & Worcester LLP 1666 K Street, NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Communication Services - 3.4%
AT&T, Inc.	20,300	$680,253
CenturyLink, Inc. (a)	24,000	282,240
		962,493
Consumer Discretionary - 10.4%
Carnival Corporation	11,100	516,705
Ford Motor Company	35,000	358,050
Kohl's Corporation (a)	6,000	285,300
Nordstrom, Inc.	8,900	283,554
Tapestry, Inc.	11,300	358,549
Target Corporation (a)	8,000	692,880
Williams-Sonoma, Inc. (a)	7,400	481,000
		2,976,038
Consumer Staples - 9.5%
Coca-Cola Company (The) (a)	6,000	305,520
Hershey Company (The) (a)	4,100	549,523
Kellogg Company	7,500	401,775
Molson Coors Brewing Company - Class B	4,750	266,000
PepsiCo, Inc. (a)	2,200	288,486
Procter & Gamble Company (The) (a)	4,500	493,425
Walmart, Inc. (a)	3,700	408,813
		2,713,542
Energy - 9.8%
Chevron Corporation (a)	4,800	597,312
Exxon Mobil Corporation	8,400	643,692
Occidental Petroleum Corporation	9,300	467,604
Royal Dutch Shell plc - Class B - ADR	9,500	624,530
Schlumberger Ltd.	11,800	468,932
		2,802,070
Financials - 17.4%
BB&T Corporation	15,500	761,515
JPMorgan Chase & Company	6,500	726,700
KeyCorp	34,200	607,050
MetLife, Inc.	10,200	506,634
People's United Financial, Inc.	25,000	419,500
Prudential Financial, Inc.	6,000	606,000
U.S. Bancorp	14,200	744,080
Wells Fargo & Company	13,000	615,160
		4,986,639
Health Care - 9.8%
Amgen, Inc.	1,400	257,992
Bristol-Myers Squibb Company	5,800	263,030

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 9.8% (Continued)
CVS Health Corporation	7,300	$397,777
Johnson & Johnson	2,600	362,128
Merck & Company, Inc. (a)	9,400	788,190
Pfizer, Inc.	17,000	736,440
		2,805,557
Industrials - 5.5%
Eaton Corporation plc	4,400	366,432
Emerson Electric Company (a)	4,000	266,880
United Parcel Service, Inc. - Class B	6,500	671,255
United Technologies Corporation (a)	2,200	286,440
		1,591,007
Information Technology - 14.9%
Apple, Inc. (a)	2,200	435,424
Broadcom, Inc.	2,600	748,436
Cisco Systems, Inc. (a)	8,500	465,205
HP, Inc. (a)	27,500	571,725
Intel Corporation	6,200	296,794
International Business Machines Corporation	6,100	841,190
Microsoft Corporation (a)	2,700	361,692
Western Union Company (The)	28,000	556,920
		4,277,386
Materials - 5.0%
Compass Minerals International, Inc.	7,500	412,125
Dow, Inc.	10,600	522,686
Nucor Corporation	9,000	495,900
		1,430,711
Real Estate - 2.7%
Public Storage (a)	1,500	357,255
Ventas, Inc. (a)	6,000	410,100
		767,355
Utilities - 4.2%
Dominion Energy, Inc.	4,000	309,280
FirstEnergy Corporation (a)	15,000	642,150
PPL Corporation	8,500	263,585
		1,215,015

Total Common Stocks (Cost $21,346,750)		$26,527,813

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $2,532,178)	2,532,178	$2,532,178

Total Investments at Value - 101.4% (Cost $23,878,928)		$29,059,991

Liabilities in Excess of Other Assets - (1.4%)		(393,336)

Net Assets - 100.0%		$28,666,655

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND

SCHEDULE OF OPEN OPTION CONTRACTS

June 30, 2019 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Apple, Inc.	22	$435,424	$185.00	07/19/19	$30,910
CenturyLink, Inc.	124	145,824	14.00	07/19/19	248
Chevron Corporation	24	298,656	130.00	09/20/19	4,320
Cisco Systems, Inc.	47	257,231	60.00	10/18/19	3,948
Coca-Cola Company (The)	60	305,520	48.00	08/16/19	20,520
Emerson Electric Company	40	266,880	75.00	09/20/19	1,200
FirstEnergy Corporation	84	359,604	43.00	10/18/19	11,340
Hershey Company (The)	41	549,523	115.00	08/16/19	84,255
HP, Inc.	275	571,725	20.00	08/16/19	33,000
Kohl's Corporation	60	285,300	80.00	07/19/19	300
Merck & Company, Inc.	27	226,395	85.00	07/19/19	2,430
Merck & Company, Inc.	38	318,630	85.00	11/15/19	11,438
Microsoft Corporation	27	361,692	120.00	10/18/19	44,388
PepsiCo, Inc.	22	288,486	130.00	10/18/19	11,990
Procter & Gamble Company (The)	45	493,425	100.00	07/19/19	42,300
Public Storage	15	357,255	250.00	12/20/19	10,800
Target Corporation	37	320,457	85.00	10/18/19	19,980
Target Corporation	43	372,423	87.50	01/17/20	25,198
United Technologies Corporation	22	286,440	145.00	11/15/19	3,366
Ventas, Inc.	60	410,100	67.50	11/15/19	24,000
Walmart Inc.	37	408,813	115.00	01/17/20	14,911
Williams-Sonoma, Inc.	25	162,500	62.50	08/16/19	10,075
Williams-Sonoma, Inc.	49	318,500	65.00	08/16/19	13,720
Total Covered Written Call Options (Premiums received $245,367)		$7,800,803			$424,637

The average monthly notional value of written option contracts during the period ended June 30, 2019 was $7,455,477.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 76.2%	Shares	Value
Communication Services - 3.0%
AT&T, Inc.	8,000	$268,080
CBS Corporation - Class B	9,500	474,050
CenturyLink, Inc.	20,000	235,200
		977,330
Consumer Discretionary - 6.9%
Bloomin' Brands, Inc.	13,000	245,830
Carnival Corporation	8,500	395,675
Ford Motor Company	32,000	327,360
Kohl's Corporation	5,000	237,750
Tapestry, Inc.	17,000	539,410
Target Corporation (a)	6,000	519,660
		2,265,685
Consumer Staples - 3.7%
Kellogg Company	6,200	332,134
PepsiCo, Inc. (a)	2,500	327,825
Walmart, Inc. (a)	5,000	552,450
		1,212,409
Energy - 8.4%
Chevron Corporation	4,500	559,980
ConocoPhillips	6,000	366,000
Devon Energy Corporation	17,000	484,840
Halliburton Company	13,000	295,620
Occidental Petroleum Corporation	8,200	412,296
Royal Dutch Shell plc - Class B - ADR	10,000	657,400
		2,776,136
Financials - 18.3%
Bank of America Corporation	40,000	1,160,000
Bank of New York Mellon Corporation (The)	13,500	596,025
Capital One Financial Corporation	6,000	544,440
JPMorgan Chase & Company	12,000	1,341,600
KeyCorp	16,320	289,680
Lincoln National Corporation	14,000	902,300
MetLife, Inc.	12,000	596,040
Travelers Companies, Inc. (The)	4,000	598,080
		6,028,165
Health Care - 8.8%
Amgen, Inc.	2,400	442,272
Bristol-Myers Squibb Company	5,000	226,750
CVS Health Corporation	7,500	408,675
Johnson & Johnson	4,000	557,120

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.2% (Continued)	Shares	Value
Health Care - 8.8% (Continued)
Merck & Company, Inc. (a)	8,200	$687,570
Pfizer, Inc.	13,500	584,820
		2,907,207
Industrials - 6.7%
Eaton Corporation plc	7,200	599,616
FedEx Corporation	3,000	492,570
General Electric Company	25,000	262,500
Ingersoll-Rand plc	2,400	304,008
United Technologies Corporation (a)	4,200	546,840
		2,205,534
Information Technology - 14.6%
Apple, Inc. (a)	3,900	771,888
Broadcom, Inc.	2,400	690,864
Cisco Systems, Inc. (a)	17,000	930,410
HP, Inc.	20,000	415,800
International Business Machines Corporation	5,200	717,080
Microsoft Corporation	5,500	736,780
Nokia Corporation - ADR	67,000	335,670
Western Union Company (The)	10,000	198,900
		4,797,392
Materials - 3.0%
Compass Minerals International, Inc.	6,000	329,700
Freeport-McMoRan, Inc.	11,000	127,710
Mosaic Company (The)	11,000	275,330
Nucor Corporation	4,500	247,950
		980,690
Utilities - 2.8%
Dominion Energy, Inc.	4,000	309,280
FirstEnergy Corporation (a)	8,000	342,480
PPL Corporation	9,000	279,090
		930,850

Total Common Stocks (Cost $16,870,509)		$25,081,398

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%	Par Value	Value
Federal National Mortgage Association - 1.5%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$496,099

CORPORATE BONDS - 16.2%	Par Value	Value
Consumer Staples - 1.5%
Kroger Company (The), 2.60%, due 02/01/2021	$500,000	$501,076

Energy - 1.6%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	520,186

Financials - 6.2%
American Express Company, 3.40%, due 02/27/2023	500,000	517,612
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	505,186
Unum Group, 3.00%, due 05/15/2021	500,000	502,674
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	514,449
		2,039,921
Health Care - 1.5%
Anthem, Inc., 2.25%, due 08/15/2019	500,000	499,815

Industrials - 3.9%
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	527,617
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	749,745
		1,277,362
Utilities - 1.5%
PSEG Power, LLC, 3.00%, due 06/15/2021	500,000	505,343

Total Corporate Bonds (Cost $5,247,317)		$5,343,703

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $2,026,386)	2,026,386	$2,026,386

Total Investments at Value - 100.1% (Cost $24,644,212)		$32,947,586

Liabilities in Excess of Other Assets - (0.1%)		(40,689)

Net Assets - 100.0%		$32,906,897

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND

SCHEDULE OF OPEN OPTION CONTRACTS

June 30, 2019 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Apple, Inc.	10	$197,920	$210.00	10/18/19	$6,100
Cisco Systems, Inc.	60	328,380	60.00	10/18/19	5,040
FirstEnergy Corporation	40	171,240	43.00	10/18/19	5,400
FirstEnergy Corporation	30	128,430	45.00	01/17/20	3,750
Merck & Company, Inc.	27	226,395	90.00	11/15/19	3,402
PepsiCo, Inc.	25	327,825	130.00	10/18/19	13,625
Target Corporation	30	259,830	87.50	01/17/20	17,580
United Technologies Corporation	20	260,400	145.00	11/15/19	3,060
Walmart, Inc.	15	165,735	115.00	01/17/20	6,045
Total Covered Written Call Options (Premiums received $65,856)		$2,066,155			$64,002

The average monthly notional value of written option contracts during the period ended June 30, 2019 was $1,488,803.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2019 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$26,527,813	$-	$-	$26,527,813
Money Market Funds	2,532,178	-	-	2,532,178
Total	$29,059,991	$-	$-	$29,059,991

Other Financial Instruments:
Covered Written Call Options	$(424,637)	$-	$-	$(424,637)
Total	$(424,637)	$-	$-	$(424,637)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,081,398	$-	$-	$25,081,398
U.S. Government Agency Obligations	-	496,099	-	496,099
Corporate Bonds	-	5,343,703	-	5,343,703
Money Market Funds	2,026,386	-	-	2,026,386
Total	$27,107,784	$5,839,802	$-	$32,947,586

Other Financial Instruments:
Covered Written Call Options	$(64,002)	$-	$-	$(64,002)
Total	$(64,002)	$-	$-	$(64,002)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 investments held by the Funds as of or during the period ended June 30, 2019,.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2019:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund
Tax cost of portfolio investments and written options contracts	$23,633,561	$24,578,356

Gross unrealized appreciation	$6,411,710	$9,197,170
Gross unrealized depreciation	(1,409,917)	(891,942)

Net unrealized appreciation	$5,001,793	$8,305,228

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 7.8%
Alphabet, Inc. - Class A (a)	800	$866,240
Alphabet, Inc. - Class C (a)	1,067	1,153,331
China Telecom Corporation Ltd. - ADR	5,000	250,150
Comcast Corporation - Class A	42,000	1,775,760
Tencent Holdings Ltd. - ADR	9,000	407,340
		4,452,821
Consumer Discretionary - 9.7%
Alibaba Group Holding Ltd. - ADR (a)	2,700	457,515
Amazon.com, Inc. (a)	550	1,041,497
Home Depot, Inc. (The)	6,500	1,351,805
Lowe's Companies, Inc.	8,000	807,280
McDonald's Corporation	5,000	1,038,300
NIKE, Inc. - Class B	10,000	839,500
		5,535,897
Consumer Staples - 6.0%
Clorox Company (The)	1,000	153,110
Coca-Cola Company (The)	12,000	611,040
Costco Wholesale Corporation	500	132,130
McCormick & Company, Inc.	6,000	930,060
Procter & Gamble Company (The)	1,000	109,650
Sysco Corporation	2,000	141,440
Walmart, Inc.	12,500	1,381,125
		3,458,555
Energy - 4.3%
Marathon Petroleum Corporation	10,000	558,800
Pioneer Natural Resources Company	7,500	1,153,950
Valero Energy Corporation	8,500	727,685
		2,440,435
Financials - 16.0%
Aflac, Inc.	23,130	1,267,755
BB&T Corporation	7,000	343,910
Brookfield Asset Management, Inc. - Class A	24,000	1,146,720
CME Group, Inc.	8,500	1,649,935
Intercontinental Exchange, Inc.	20,000	1,718,800
JPMorgan Chase & Company	26,000	2,906,800
U.S. Bancorp	2,000	104,800
		9,138,720
Health Care - 8.9%
Abbott Laboratories	9,500	798,950
AbbVie, Inc.	11,500	836,280
Bio-Techne Corporation	9,000	1,876,410
Henry Schein, Inc. (a)	8,000	559,200
Pfizer, Inc.	24,000	1,039,680
		5,110,520

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Industrials - 14.1%
Emerson Electric Company	13,000	$867,360
General Dynamics Corporation	5,200	945,464
Honeywell International, Inc.	10,000	1,745,900
Lockheed Martin Corporation	7,500	2,726,550
United Technologies Corporation	13,500	1,757,700
		8,042,974
Information Technology - 21.2%
Accenture plc - Class A	6,650	1,228,721
Apple, Inc.	13,500	2,671,920
Mastercard, Inc. - Class A	2,000	529,060
Micron Technology, Inc. (a)	6,000	231,540
Microsoft Corporation	11,000	1,473,560
NVIDIA Corporation	8,650	1,420,589
QUALCOMM, Inc.	6,000	456,420
Skyworks Solutions, Inc.	8,000	618,160
TE Connectivity Ltd.	9,000	862,020
Texas Instruments, Inc.	6,200	711,512
Visa, Inc. - Class A	11,200	1,943,760
		12,147,262
Materials - 2.7%
Corteva, Inc. (a)	3,666	108,404
DuPont de Nemours, Inc.	3,666	275,206
Ecolab, Inc.	6,000	1,184,640
		1,568,250
Real Estate - 2.3%
Mid-America Apartment Communities, Inc.	11,394	1,341,757

Utilities - 3.3%
Duke Energy Corporation	8,250	727,980
WEC Energy Group, Inc.	14,000	1,167,180
		1,895,160

Total Common Stocks (Cost $26,209,186)		$55,132,351

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $2,545,692)	2,545,692	$2,545,692

Total Investments at Value - 100.7% (Cost $28,754,878)		$57,678,043

Liabilities in Excess of Other Assets - (0.7%)		(413,905)

Net Assets - 100.0%		$57,264,138

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Value
Consumer Discretionary - 8.0%
Cracker Barrel Old Country Store, Inc.	1,500	$256,095
Gildan Activewear, Inc.	13,400	518,312
Hasbro, Inc.	6,000	634,080
Kontoor Brands, Inc. (a)	1,671	46,822
Melco Resorts & Entertainment Ltd. - ADR	5,000	108,600
NVR, Inc. (a)	100	337,025
Ollie's Bargain Outlet Holdings, Inc. (a)	2,000	174,220
Service Corporation International	16,200	757,836
Tempur Sealy International, Inc. (a)	3,000	220,110
Tiffany & Company	3,475	325,399
VF Corporation	4,700	410,545
		3,789,044
Consumer Staples - 1.9%
Church & Dwight Company, Inc.	9,000	657,540
Energizer Holdings, Inc.	5,000	193,200
Hain Celestial Group, Inc. (The) (a)	3,000	65,700
		916,440
Energy - 3.3%
Concho Resources, Inc.	1,920	198,106
Diamondback Energy, Inc.	966	105,265
Marathon Petroleum Corporation	2,830	158,140
Oil States International, Inc. (a)	9,000	164,700
ONEOK, Inc.	11,000	756,910
U.S. Silica Holdings, Inc.	4,000	51,160
WPX Energy, Inc. (a)	10,000	115,100
		1,549,381
Financials - 20.3%
Alleghany Corporation (a)	865	589,160
American Financial Group, Inc.	7,600	778,772
Arthur J. Gallagher & Company	9,250	810,207
Bank of Hawaii Corporation	4,000	331,640
Berkley (W.R.) Corporation	11,175	736,768
Brown & Brown, Inc.	20,000	670,000
CME Group, Inc.	5,735	1,113,221
Cullen/Frost Bankers, Inc.	8,000	749,280
Eaton Vance Corporation	13,000	560,690
Intercontinental Exchange, Inc.	11,000	945,340
Nasdaq, Inc.	11,000	1,057,870
Old Republic International Corporation	24,400	546,072
SEI Investments Company	10,500	589,050
Umpqua Holdings Corporation	5,000	82,950
Voya Financial, Inc.	1,500	82,950
		9,643,970
Health Care - 14.7%
Bio-Rad Laboratories, Inc. - Class A (a)	1,700	531,403

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Health Care - 14.7% (Continued)
Bio-Techne Corporation	5,000	$1,042,450
Centene Corporation (a)	6,000	314,640
Charles River Laboratories International, Inc. (a)	4,500	638,550
Chemed Corporation	3,000	1,082,520
Computer Programs & Systems, Inc.	2,000	55,580
Laboratory Corporation of America Holdings (a)	2,574	445,045
Penumbra, Inc. (a)	2,500	400,000
ResMed, Inc.	6,000	732,180
Teleflex, Inc.	3,950	1,308,042
Waters Corporation (a)	2,000	430,480
		6,980,890
Industrials - 15.8%
AMETEK, Inc.	2,350	213,474
C.H. Robinson Worldwide, Inc.	4,000	337,400
Donaldson Company, Inc.	13,000	661,180
Expeditors International of Washington, Inc.	8,000	606,880
Fastenal Company	20,000	651,800
Graco, Inc.	13,000	652,340
Harris Corporation	3,500	661,955
Jacobs Engineering Group, Inc.	6,475	546,425
L3 Technologies, Inc.	3,000	735,510
MasTec, Inc. (a)	2,000	103,060
MSC Industrial Direct Company, Inc. - Class A	6,000	445,560
nVent Electric plc	2,900	71,891
Pentair plc	2,900	107,880
Snap-on, Inc.	1,475	244,319
Waste Connections, Inc.	10,500	1,003,590
Woodward, Inc.	4,150	469,614
		7,512,878
Information Technology - 14.4%
Analog Devices, Inc.	3,671	414,346
ANSYS, Inc. (a)	3,500	716,870
Arrow Electronics, Inc. (a)	10,100	719,827
Broadridge Financial Solutions, Inc.	3,500	446,880
InterDigital, Inc.	1,200	77,280
Lam Research Corporation	4,450	835,888
Microchip Technology, Inc.	6,000	520,200
National Instruments Corporation	12,000	503,880
NVIDIA Corporation	5,000	821,150
Okta, Inc. (a)	3,500	432,285
Tech Data Corporation (a)	3,500	366,100
Versum Materials, Inc.	3,000	154,740
Xilinx, Inc.	7,000	825,440
		6,834,886
Materials - 7.0%
Albemarle Corporation	6,700	471,747

THE GOVERNMENT STREET MID-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Value
Materials - 7.0% (Continued)
Ashland Global Holdings, Inc.	6,000	$479,820
Berry Global Group, Inc. (a)	5,000	262,950
Graphic Packaging Holding Company	10,000	139,800
Martin Marietta Materials, Inc.	3,000	690,330
Packaging Corporation of America	6,000	571,920
Scotts Miracle-Gro Company (The)	2,000	197,000
Steel Dynamics, Inc.	12,000	362,400
Valvoline, Inc.	8,236	160,849
		3,336,816
Real Estate - 3.7%
Mid-America Apartment Communities, Inc.	15,000	1,766,400

Utilities - 1.2%
AmeriGas Partners, L.P.	7,000	243,880
ONE Gas, Inc.	3,500	316,050
		559,930

Total Common Stocks (Cost $19,110,406)		$42,890,635

EXCHANGE-TRADED FUNDS - 4.7%	Shares	Value
Invesco Zacks Mid-Cap ETF	14,100	$1,008,701
Vanguard Mid-Cap ETF	7,350	1,228,626
Total Exchange-Traded Funds (Cost $1,007,478)		$2,237,327

MONEY MARKET FUNDS - 5.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.25% (b) (Cost $2,473,783)	2,473,783	$2,473,783

Total Investments at Value - 100.2% (Cost $22,591,667)		$47,601,745

Liabilities in Excess of Other Assets - (0.2%)		(121,434)

Net Assets - 100.0%		$47,480,311

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2019 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund and The Government Street Mid-Cap Fund (individually, a “Fund” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if an independent pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2019, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$55,132,351	$-	$-	$55,132,351
Money Market Funds	2,545,692	-	-	2,545,692
Total	$57,678,043	$-	$-	$57,678,043

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$42,890,635	$-	$-	$42,890,635
Exchange-Traded Funds	2,237,327	-	-	2,237,327
Money Market Funds	2,473,783	-	-	2,473,783
Total	$47,601,745	$-	$-	$47,601,745

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended June 30, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2019:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund
Cost of portfolio investments	$28,754,878	$22,520,318

Gross unrealized appreciation	$29,350,498	$25,595,957
Gross unrealized depreciation	(427,333)	(514,530)
Net unrealized appreciation	$28,923,165	$25,081,427

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for The Government Street Mid-Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to adjustments to basis on publicly traded partnerships.

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS - 84.9%	Shares	Value
Communication Services - 5.1%
Alphabet, Inc. - Class A (a)	500	$541,400
Alphabet, Inc. - Class C (a)	600	648,546
Comcast Corporation - Class A	16,900	714,532
		1,904,478
Consumer Discretionary - 12.8%
Amazon.com, Inc. (a)	700	1,325,541
Booking Holdings, Inc. (a)	390	731,137
Dollar Tree, Inc. (a)	6,500	698,035
Home Depot, Inc. (The)	2,800	582,316
Lowe's Companies, Inc.	7,300	736,643
TJX Companies, Inc. (The)	13,000	687,440
		4,761,112
Consumer Staples - 3.0%
J.M. Smucker Company (The)	300	34,557
PepsiCo, Inc.	5,500	721,215
Walmart, Inc.	3,200	353,568
		1,109,340
Energy - 7.3%
Chevron Corporation	7,100	883,524
Exxon Mobil Corporation	5,000	383,150
Hess Corporation	11,500	731,055
Total S.A. - ADR	12,700	708,533
		2,706,262
Financials - 15.4%
Ameriprise Financial, Inc.	5,000	725,800
Chubb Ltd.	2,700	397,683
Discover Financial Services	9,195	713,440
Goldman Sachs Group, Inc. (The)	3,660	748,836
JPMorgan Chase & Company	9,700	1,084,460
KeyCorp	37,500	665,625
Morgan Stanley	15,500	679,055
PNC Financial Services Group, Inc. (The)	5,300	727,584
		5,742,483
Health Care - 11.8%
Amgen, Inc.	2,200	405,416
Anthem, Inc.	1,845	520,677
Gilead Sciences, Inc.	8,000	540,480
Merck & Company, Inc.	9,800	821,730
Pfizer, Inc.	15,000	649,800
Thermo Fisher Scientific, Inc.	3,200	939,776

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.9% (Continued)	Shares	Value
Health Care - 11.8% (Continued)
UnitedHealth Group, Inc.	2,155	$525,842
		4,403,721
Industrials - 11.4%
Boeing Company (The)	1,435	522,354
Delta Air Lines, Inc.	13,800	783,150
Eaton Corporation plc	9,200	766,176
Ingersoll-Rand plc	5,585	707,452
Norfolk Southern Corporation	3,655	728,551
United Technologies Corporation	5,800	755,160
		4,262,843
Information Technology - 14.5%
Apple, Inc.	6,800	1,345,856
Cisco Systems, Inc.	21,500	1,176,695
Intel Corporation	7,035	336,766
Microsoft Corporation	8,500	1,138,660
Oracle Corporation	12,500	712,125
Visa, Inc. - Class A	4,000	694,200
		5,404,302
Materials - 1.8%
Eastman Chemical Company	8,700	677,121

Real Estate - 1.8%
American Tower Corporation	3,360	686,952

Total Common Stocks (Cost $16,560,096)		$31,658,614

EXCHANGE-TRADED FUNDS - 12.7%	Shares	Value
Communication Services Select Sector SPDR Fund	14,925	$734,609
Consumer Staples Select Sector SPDR Fund	9,250	537,147
iShares Expanded Tech-Software ETF	3,485	761,333
iShares PHLX Semiconductor ETF	1,885	374,003
SPDR Portfolio S&P 500 Growth ETF	18,355	710,889
Vanguard Information Technology ETF	4,000	843,560
Vanguard S&P 500 ETF	2,900	780,535
Total Exchange-Traded Funds (Cost $4,113,875)		$4,742,076

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.4%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 2.24% (b) (Cost $1,247,519)	1,247,519	$1,247,519

Total Investments at Value - 101.0% (Cost $21,921,490)		$37,648,209

Liabilities in Excess of Other Assets - (1.0%)		(358,901)

Net Assets - 100.0%		$37,289,308

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2019.

See accompanying notes to Schedule of Investments.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if an independent pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE JAMESTOWN FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,658,614	$-	$-	$31,658,614
Exchange-Traded Funds	4,742,076	-	-	4,742,076
Money Market Funds	1,247,519	-	-	1,247,519
Total	$37,648,209	$-	$-	$37,648,209

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the period ended June 30, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2019:

Tax cost of portfolio investments	$21,995,431

Gross unrealized appreciation	$15,754,970
Gross unrealized depreciation	(102,192)
Net unrealized appreciation	$15,652,778

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David James
David James, Secretary

Date	August 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 9, 2019

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund and The Government Street Mid-Cap Fund Fund)

Date	August 9, 2019

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	August 9, 2019

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	August 9, 2019

*	Print the name and title of each signing officer under his or her signature.